Filed pursuant to Rule 497(j)
Registration Nos. 333-184918 and 811-22767

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VII (the “Registrant”) (Registration Nos. 333-184918 and 811-22767)

 Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Alternative Absolute Return Strategy ETF and First Trust Global Tactical Commodity Strategy Fund, each a series of the Registrant. Post-Effective Amendment No. 27 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures